Contingencies and guarantees - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [line items]
Outstanding letters of credit	$ 55	$ 45
Guarantees of loans made to equity accounted investments	50	$ 69
Business insurance claims	6
Maximum [member]
Disclosure of contingent liabilities [line items]
Guarantees of loans made to equity accounted investments	21
Security Incidents [member]
Disclosure of contingent liabilities [line items]
Amount of insurance policy held for cyber risks and reinsures	$ 5